First Trust Rising Dividend Achievers ETF Investment Objectives and Goals - First Trust Rising Dividend Achievers ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Rising Dividend Achievers ETF (RDVY)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Rising Dividend Achievers ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq US Rising Dividend AchieversTM Index (the “Index”).